Schedule of Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 8,643	$ 6,567
Total	110,279		$ 62,143
Total revenue	11,267	10,109
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	9,826	8,735
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	163	313
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	81	22
MEXICO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	18
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	160	256
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	656	396
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	88	153
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 275	$ 234
FG Group Holdings Inc [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue			43,328	$ 40,323
Total			62,143	71,753
FG Group Holdings Inc [Member] | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue			36,822	34,955
Total			33,518	51,423
FG Group Holdings Inc [Member] | CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue			1,192	1,622
Total			28,625	20,330
FG Group Holdings Inc [Member] | CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue			22	327
FG Group Holdings Inc [Member] | MEXICO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue			145	20
FG Group Holdings Inc [Member] | Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue			593	592
FG Group Holdings Inc [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue			1,450	1,076
FG Group Holdings Inc [Member] | Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue			2,265	809
FG Group Holdings Inc [Member] | Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue			$ 839	$ 922